Loss per Share	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Loss per Share [Text Block]

21. Loss per Share

The weighted average number of common shares for the purposes of diluted loss per share reconciles to the weighted average number of common shares used in the calculation of basic loss per share as follows:

	August 31,	August 31,	August 31,
	2019	2018	2017

Weighted average number of common shares used in the calculation of basic loss per share	275,760,316	215,152,381	187,869,637
Diluted impact of convertible note payable	-	-	-
Diluted impact of convertible redeemable preferred shares	-	-	-
Diluted impact of warrants	-	-	-
Diluted impact of stock options	-	-	-

Weighted average number of common shares used in the calculation of diluted loss per share	275,760,316	215,152,381	187,869,637

The loss used to calculate the basic and diluted loss per common share for the year ended August 31, 2019 was $3,386,335 (2018 - $3,240,744, 2017 - $3,357,321).

As at August 31, 2019, the Company had 36,619,013 (2018 - 31,179,240, 2017 - 24,649,240) warrants and 9,396,250 (2018 - 11,345,000, 2017 - 10,335,000) stock options outstanding. As at August 31, 2019, the Company also had 145 Preferred Shares (2018 - 570, 2017 - 480) and $175,000 (2018 and 2017 - $Nil) Convertible Note Payable outstanding, which could had been converted into a total of 28,717,320 common shares based on the closing price of the Company's common shares on the TSX of $0.045 on August 31, 2019. These warrants, options, Preferred Shares and Convertible Note Payable could potentially dilute earnings per share in the future, but have not been included in the diluted loss per share calculation because they were antidilutive for the years ended August 31, 2019, August 31, 2018 and August 31, 2017.